SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
     Pre-Effective Amendment No. _____
     Post-Effective Amendment No. 11 File No. 33-33980          X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
     Amendment No. 12 File No. 811-6067                         X

                       DIMENSIONAL INVESTMENT GROUP INC.
               (Exact Name of Registrant as Specified in Charter)
1299 Ocean Avenue, 11th Floor, Santa Monica CA   90401
(Address of Principal Executive Office)      (Zip Code)

Registrant's Telephone Number, including Area Code (310) 395-8005

Irene R. Diamant, Vice President and Secretary, DFA Investment
Dimensions Group Inc., 1299 Ocean Avenue, 11th Floor, Santa
Monica, California  90401
             (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley,
Ronon, Stevens & Young, Great Valley Corporate Center, 30 Valley
Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective (check appropriate box):

    _X_ Immediately upon filing pursuant to paragraph (b) of Rule 485.

This Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On or about January 29, 1996, Registrant will file a Rule 24f-2 Notice for Registrant's most recent fiscal year which ended November 30, 1995. This amendment is filed for the purpose of reducing the number of shares registered pursuant to Section 24(e)(1) on November 17, 1995.

Calculation of Registration Fee Under the Securities Act of 1933

                           Proposed maxi-  Proposed maxi-
Title of secur- Amount     mum offering    mum aggre-   Amount
ties being      being      price           gate offer-  of regis-
registered*     registered per unit*       ing price    ration
                                                        fee**


                                        $146,080,178   $50,372.47

* The title and number of shares of each series being registered herein, and the public offering price per share of each as of the close of business on November 15, 1995, appears in the table on the following page.

** The registration fee has been computed at 1/29th of one per-cent in accordance with Section 6(b) as in effect on the date of this filing.

The Trustees and principal officers of The DFA Investment Trust
Company also have executed this registration statement.

Table of securities titles and amounts

                                      Public           Aggregate
                          Number      Offering Price   Offering
Title                     of shares   Per Share        Price


The DFA 6-10 Institu-     146,522     $12.96           $1,898,925
  tional Portfolio Shares

The DFA International     154,631      10.40           $1,608,162
  Value Portfolio Shares

U.S. Large Cap Value      328,757      12.57           $4,132,475
  Portfolio II Shares

U.S. Small Cap Value      415,811      12.14           $5,047,946
  Portfolio II Shares

DFA International         531,988       9.91           $5,272,001
  Value Portfolio II
  Shares

DFA One-Year Fixed          5,152     101.50             $522,928
  Income Portfolio II
  Shares

DFA International       7,260,526      10.80          $78,413,681
  Value Portfolio III
  Shares

The U.S. Large Cap      3,824,577      12.86          $49,184,060
  Value Portfolio III
  Shares                                              ___________

                                                     $146,080,178

                                  PART C

                             OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (b). Exhibits:

          10. Opinion of counsel as to the legality of the shares registered herewith, and consent to the use thereof, was filed with the Securities and Exchange Commission on November 17, 1995 as
               Exhibit Number 24(b)(10) to Post-Effective
               Amendment No. 10 to the Registrant's
               Registration Statement on Form N-1A and is incorporated herein by reference.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 7th day of December, 1995.

                         DIMENSIONAL INVESTMENT GROUP INC.

                         By:  David G. Booth*
                              David G. Booth
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration
Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature           Title               Date

                         Director and
David G. Booth*          Chairman-Chief      December 7, 1995
David G. Booth           Executive Officer

                         Director and
Rex A. Sinquefield*      Chairman-Chief      December 7, 1995
Rex A. Sinquefield       Investment Officer


                          Chief Financial
Michael T. Scardina*      Officer, Treasurer December 7, 1995
Michael T. Scardina       and Vice President

George M. Constantinides* Director           December 7, 1995
George M. Constantinides

John P. Gould*            Director           December 7, 1995
John P. Gould

Roger G. Ibbotson*        Director           December 7, 1995
Roger G. Ibbotson

Merton H. Miller*         Director           December 7, 1995
Merton H. Miller

Myron S. Scholes*         Director           December 7, 1995
Myron S. Scholes


*By: Irene R. Diamant
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney previously filed on October 3,
1994, with the SEC as Exhibit 17 to Post-Effective Amendment No.
31 to the Registration Statement of DFA Investment Dimensions
Group Inc. (File No. 2-73948)).
                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 7th day of December, 1995.

                         THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              David G. Booth
                              President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature        Title               Date

                          Trustee and
David G. Booth*           Chairman-Chief      December 7, 1995
David G. Booth            Executive Officer

                          Trustee and
Rex A. Sinquefield*       Chairman-Chief      December 7, 1995
Rex A. Sinquefield        Investment Officer

                          Chief Financial
Michael T. Scardina*      Officer, Treasurer December 7, 1995
Michael T. Scardina       and Vice President

George M. Constantinides* Trustee            December 7, 1995
George M. Constantinides

John P. Gould*            Trustee            December 7, 1995
John P. Gould

Roger G. Ibbotson*        Trustee            December 7, 1995
Roger G. Ibbotson

Merton H. Miller*         Trustee            December 7, 1995
Merton H. Miller

Myron S. Scholes*         Trustee            December 7, 1995
Myron S. Scholes


*By: Irene R. Diamant
     Irene R. Diamant
     Attorney-in-Fact
(Pursuant to Power of Attorney filed on August 2, 1994 with the
SEC as Exhibit 17(ii) to the Registration Statement of
Dimensional Investment Group Inc. (File No. 33-33980).)